Business Segment Information (Segment Profit And Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest income	$ 307.2		$ 306.4	$ 319.1	$ 322.5	$ 321.8		$ 331.3	$ 363.2	$ 377.7	$ 1,255.2		$ 1,394.0		$ 1,971.9
Interest expense	(267.5)		(256.7)	(262.6)	(274.1)	(269.8)		(772.9)	(607.8)	(1,015.2)	(1,060.9)		(2,665.7)		(2,504.2)
Provision for credit losses	(14.4)		(16.4)	(14.6)	(19.5)				(8.9)	(42.5)	(64.9)		(51.4)		(269.7)
Rental income on operating leases	463.8		472.9	484.3	476.4	480.3		475.1	475.5	469.9	1,897.4		1,900.8		1,785.6
Other income	127.6		104.5	79.2	70.0	152.4		85.6	123.1	253.6	381.3		614.7		954.2
Depreciation on operating lease equipment	(139.5)		(134.2)	(133.6)	(133.3)	(127.5)		(126.5)	(125.3)	(133.9)	(540.6)		(513.2)		(538.6)
Maintenance and other operating lease expenses	(39.0)		(41.4)	(40.3)	(42.4)	(31.9)		(38.1)	(35.6)	(33.8)	(163.1)		(139.4)		(157.8)
Operating expenses	(284.4)		(228.8)	(226.1)	(230.9)	(226.8)		(229.1)	(220.8)	(217.3)	(970.2)		(894.0)		(860.7)
Loss on debt extinguishments								(16.8)	(21.5)	(22.9)			(61.2)		(134.8)
Income (loss) before (provision) benefit for income taxes											734.2		(415.4)		245.9
Loans	18,629.2					17,153.1					18,629.2		17,153.1		(15,225.8)
Credit balances of factoring clients	(1,336.1)					(1,256.5)					(1,336.1)		(1,256.5)		(1,225.5)
Assets held for sale	1,003.4	[1]				644.8	[1]				1,003.4	[1]	644.8	[1]	680.7
Operating lease equipment, net	13,035.4	[1]				12,411.7	[1]				13,035.4	[1]	12,411.7	[1]	12,006.4
Transportation And International Finance [Member]
Segment Reporting Information [Line Items]
Interest income											254.9		218.2		236.1
Interest expense											(585.5)		(1,331.5)		(965.8)
Provision for credit losses											(18.7)		(14.5)		(20.5)
Rental income on operating leases											1,682.4		1,666.3		1,514.3
Other income											82.2		65.8		118.4
Depreciation on operating lease equipment											(433.3)		(410.9)		(363.1)
Maintenance and other operating lease expenses											(163.0)		(139.3)		(157.8)
Operating expenses											(255.3)		(220.3)		(198.0)
Income (loss) before (provision) benefit for income taxes											563.7		(166.2)		163.6
Loans	3,494.4					2,556.5					3,494.4		2,556.5		(1,848.1)
Assets held for sale	158.5					173.6					158.5		173.6		84.0
Operating lease equipment, net	12,778.5					12,178.0					12,778.5		12,178.0		11,770.7
North American Commercial Finance [Member]
Segment Reporting Information [Line Items]
Interest income											828.6		976.5		1,460.9
Interest expense											(284.3)		(750.9)		(954.3)
Provision for credit losses											(35.5)		(44.0)		(228.4)
Rental income on operating leases											104.0		99.4		101.2
Other income											306.5		555.2		725.2
Depreciation on operating lease equipment											(75.1)		(71.9)		(98.3)
Operating expenses											(479.5)		(497.0)		(448.5)
Income (loss) before (provision) benefit for income taxes											364.7		267.3		557.8
Loans	14,693.1					13,084.4					14,693.1		13,084.4		(11,894.7)
Credit balances of factoring clients	(1,336.1)					(1,256.5)					(1,336.1)		(1,256.5)		(1,225.5)
Assets held for sale	38.2					42.1					38.2		42.1		186.6
Operating lease equipment, net	240.5					150.9					240.5		150.9		169.4
Non-Strategic Portfolios [Member]
Segment Reporting Information [Line Items]
Interest income											157.2		180.3		254.1
Interest expense											(130.2)		(262.4)		(258.4)
Provision for credit losses											(10.8)		7.3		(20.8)
Rental income on operating leases											111.0		135.1		170.1
Other income											(14.6)		(9.1)		108.0
Depreciation on operating lease equipment											(32.2)		(30.4)		(77.2)
Maintenance and other operating lease expenses											(0.1)		(0.1)
Operating expenses											(143.1)		(145.7)		(170.1)
Income (loss) before (provision) benefit for income taxes											(62.8)		(125.0)		5.7
Loans	441.7					1,512.2					441.7		1,512.2		(1,483.0)
Assets held for sale	806.7					429.1					806.7		429.1		410.1
Operating lease equipment, net	16.4					82.8					16.4		82.8		66.3
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Interest income											14.5		19.0		20.8
Interest expense											(60.9)		(320.9)		(325.7)
Provision for credit losses											0.1		(0.2)
Other income											7.2		2.8		2.6
Operating expenses											(92.3)		(31.0)		(44.1)
Loss on debt extinguishments													(61.2)		(134.8)
Income (loss) before (provision) benefit for income taxes											$ (131.4)		$ (391.5)		$ (481.2)

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interest in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.